Taxes - Schedule of Loss Before Income Taxes Geographic Locations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loss Before Income Taxes Geographic Locations [Line Items]
Loss before income taxes	$ (2,840,007)	$ (6,020,972)
Mainland China [Member]
Schedule of Loss Before Income Taxes Geographic Locations [Line Items]
Loss before income taxes	(2,072,922)	(4,840,111)
Other [Member]
Schedule of Loss Before Income Taxes Geographic Locations [Line Items]
Loss before income taxes	$ (767,085)	$ (1,180,861)